Organization and Principal Activities - Balances and Amounts of Company's WFOEs and VIEs (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Variable Interest Entities [Line Items]
Total current assets	$ 1,348,880	$ 1,233,675
Total assets	1,951,537	1,603,545	$ 1,353,441
Total current liabilities	725,232	576,065
Total liabilities	727,693	577,787
Net revenues	1,246,766	1,138,887	959,854
Net income	193,013	215,704	136,269
Net cash provided by operating activities	374,145	361,345	283,628
Net cash used in investing activities	(173,417)	(344,377)	(237,888)
Net cash provided by financing activities	(44,297)	(54,114)	(70,849)
Variable Interest Entities [Member]
Variable Interest Entities [Line Items]
Total current assets	753,306	717,780
Total non-current assets	511,051	328,877
Total assets	1,264,357	1,046,657
Total current liabilities	673,201	548,787
Total non-current liabilities	1,600	1,722
Total liabilities	674,801	550,509
Net revenues	1,221,101	1,121,205	951,634
Net income	265,485	266,497	206,413
Net cash provided by operating activities	357,893	371,458	299,821
Net cash used in investing activities	(167,847)	(240,427)	(213,403)
Net cash provided by financing activities	$ 0	$ 0	$ 0